Data Compare Summary (Total)
Run Date - 3/XX/2026 3:18:46 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	12	0.00%	12
State	0	12	0.00%	12
Zip	0	12	0.00%	12
Note Date	0	12	0.00%	12
Original Loan Amount	0	12	0.00%	12
First Payment Date	0	12	0.00%	12
Amortization Term	0	12	0.00%	12
Maturity Date	0	12	0.00%	12
Original Interest Rate	0	12	0.00%	12
Amortization Type	0	12	0.00%	12
Representative FICO	1	12	8.33%	12
Property Type	1	12	8.33%	12
Interest Only	0	12	0.00%	12
Lien Position	0	12	0.00%	12
Occupancy	0	12	0.00%	12
Purpose	0	12	0.00%	12
Doc Type	11	12	91.67%	12
Index Type	1	8	12.50%	12
Margin	0	8	0.00%	12
Interest Rate Life Min	0	8	0.00%	12
Interest Rate Life Max	0	8	0.00%	12
Interest Rate Periodic Floor	0	8	0.00%	12
Interest Rate Periodic Cap	0	8	0.00%	12
First Payment Change Date	0	8	0.00%	12
Next Payment Change Date	0	8	0.00%	12
# of Units	0	12	0.00%	12
Contract Sales Price	1	12	8.33%	12
Interest Rate Initial Cap	0	8	0.00%	12
Interest Rate Initial Floor	5	8	62.50%	12
Original CLTV	1	12	8.33%	12
Original LTV	1	12	8.33%	12
LTV Valuation Value	1	12	8.33%	12
Investor: Qualifying Total Debt Ratio	4	12	33.33%	12
Interest Only Period	0	2	0.00%	12
Refi Purpose	0	1	0.00%	12
Total	27	359	7.52%	12